STATEMENT OF CASH FLOWS (Details 4) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
Net cash flows from (used in) operating activities	$ 1,516,930	$ 1,666,740	$ 980,884
Net cash flows from (used in) investment activities	(358,370)	(287,422)	(431,789)
Net cash flows from (used in) financing activities	(1,052,209)	(1,179,088)	(396,279)
Effects of variation in the exchange rate on cash and cash equivalents	(166,713)	(7,553)	43,014
Net increase (decrease) in cash and cash equivalents	(60,362)	$ 192,677	$ 195,830
Hyperinflation Application [Member]
Net cash flows from (used in) operating activities	6,088
Net cash flows from (used in) investment activities	(17,611)
Net cash flows from (used in) financing activities	3,914
Effects of variation in the exchange rate on cash and cash equivalents	7,609
Net increase (decrease) in cash and cash equivalents